Segment information - Financial information by business segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting Information [Line Items]
Revenue	$ 2,285	$ 7,323
Cost of revenue	1,769	5,788
Gross profit	516	1,535
Research and development	1,223	1,293
General and administrative	2,834	2,673
Sales and marketing	207	443
Depreciation and amortization	110	107
Operating expenses, including depreciation and amortization	4,374	4,516
Add back: Depreciation and amortization	212	192
Segment EBITDA	(2,455)	(4,946)
Equity loss	(1,381)	(3,884)
Operating Segments
Segment Reporting Information [Line Items]
Revenue	24,534	23,999
Cost of revenue	22,442	22,018
Gross profit	2,092	1,981
Research and development	2,428	4,382
General and administrative	2,813	3,082
Sales and marketing	356	438
Depreciation and amortization	959	785
Operating expenses, including depreciation and amortization	6,556	8,687
Add back: Depreciation and amortization	2,009	1,760
Segment EBITDA	(2,455)	(4,946)
Equity loss	0	0
Operating Segments | High-Pressure Controls
Segment Reporting Information [Line Items]
Revenue	2,285	1,890
Cost of revenue	1,769	1,377
Gross profit	516	513
Research and development	948	1,182
General and administrative	551	319
Sales and marketing	95	127
Depreciation and amortization	85	55
Operating expenses, including depreciation and amortization	1,679	1,683
Add back: Depreciation and amortization	187	140
Segment EBITDA	(976)	(1,030)
Operating Segments | Heavy-Duty OEM
Segment Reporting Information [Line Items]
Revenue		5,433
Cost of revenue		4,411
Gross profit		1,022
Research and development		111
General and administrative		65
Sales and marketing		20
Depreciation and amortization		0
Operating expenses, including depreciation and amortization		196
Add back: Depreciation and amortization		0
Segment EBITDA		826
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Revenue	(22,249)	(16,676)
Cost of revenue	(20,673)	(16,230)
Gross profit	(1,576)	(446)
Research and development	(1,480)	(3,089)
General and administrative	(2,262)	(2,698)
Sales and marketing	(261)	(291)
Depreciation and amortization	(874)	(730)
Operating expenses, including depreciation and amortization	(4,877)	(6,808)
Add back: Depreciation and amortization	(1,822)	(1,620)
Segment EBITDA	1,479	4,742
Equity loss	0	0
Corporate
Segment Reporting Information [Line Items]
Revenue	0	0
Cost of revenue	0	0
Gross profit	0	0
Research and development	275	0
General and administrative	2,283	2,289
Sales and marketing	112	296
Depreciation and amortization	25	52
Operating expenses, including depreciation and amortization	2,695	2,637
Equity loss	$ (1,381)	$ (3,884)